RESTRICTED CASH	12 Months Ended
Dec. 31, 2016
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash represented bank deposits that are pledged as collateral for the Group’s borrowing arrangements. Restricted cash amounted to RMB555,035 and RMB568,494 (US$81,880) as of December 31, 2015 and 2016, respectively, was recorded under current and non-current assets based on the classification of the underlying bank borrowings (note 18).